Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net
19.	Intangible assets, net

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2022
Software	1,118	(405)	713
Trademarks	114	(81)	33
Licensed copyrights	171	(115)	56
Intangible assets	1,403	(601)	802

(In thousands)	Carrying amount	Accumulated amortization	Net carrying amount
December 31, 2023
Software	1,099	(507)	592
Trademarks	112	(91)	21
Licensed copyrights	169	(130)	39
Intangible assets	1,380	(728)	652

Amortization expenses recognized for the years ended December 31, 2021, 2022 and 2023 were US$143 thousand, US$142 thousand and US$136 thousand, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Year	(In thousands)
2024	138
2025	126
2026	108
2027	103
2028	70
Thereafter	107
Total	652